Financial instruments (Schedule of detailed information about foreign currency risk) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 270,989	$ 439,135	$ 396,146
Other financial assets	19,025	18,742
Other financial liabilities	(221,674)	(219,091)
Currency risk [Member] | Amounts Held In CAD [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	10,627	7,791
Trade and other receivables	595	31
Other financial assets	11,158	15,669
Trade and other payables	(6,347)	(6,104)
Other financial liabilities	0	0
Net financial asset (liability)	16,033	17,387
Currency risk [Member] | Amounts Held In USD [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	34,439	3,895
Trade and other receivables	71,458	43,316
Other financial assets	0	0
Trade and other payables	(3,001)	(1,419)
Other financial liabilities	0	0
Net financial asset (liability)	102,896	45,792
Currency risk [Member] | Amounts Held In PEN [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	6,992	4,141
Trade and other receivables	36,470	36,951
Other financial assets	0	0
Trade and other payables	(17,006)	(34,622)
Other financial liabilities	(36,273)	(40,787)
Net financial asset (liability)	$ (9,817)	$ (34,317)